Income tax	12 Months Ended
Jun. 30, 2022
23. Income tax

23. Income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Tax modifications

Due to the enactment of Law 27,630 published in the Official Gazette on June 16, 2021 and effective for the years beginning on January 1, 2021, the current rates for corporate income tax are modified according to the following scale:

Accumulated net taxable profit		Will pay	More %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

The amounts provided in the scale will be adjusted annually, as of January 1, 2022, considering the annual variation of the Consumer Price Index (CPI), corresponding to the month of October of the year prior to the adjustment, with respect to the same month from the previous year. The amounts determined by application of the described mechanism will be applicable for the fiscal years that begin after each update.

The Argentine Tax Authority established through the resolution 5248/2022 an extraordinary payment on account of the income tax payable in 3 monthly installments, for companies that meet any of the following requirements:

(i) The amount of the tax determined from the affidavit corresponding to the fiscal period 2021 (closing between August and December 2021) or 2022 (closing between January and July 2022), as applicable, is equal to or greater than ARS 100 million.

(ii) The amount of the tax result that arises from the affidavit, without applying the deduction of tax losses from previous years, is equal to or greater than ARS 300 million.

The payment on account will be 25% of the base for calculating the advance if point 1 is met, or 15% of the tax result without taking into account losses from previous years if point 2 is met.

The aforementioned payment on account may not be canceled through the compensation mechanism and, furthermore, should not be taken into account when a request for reduction of advances is made.

The expiration of the first installment is in October 2022 for those of the fiscal period 2021 and April 2023 for those of the fiscal period 2022.

The companies that would be paying the extraordinary payment on account are: CRESUD S.A.C.I.F y A, IRSA Inversiones y Representaciones S.A, Futuros y Options. Com S.A; Amauta Agro S.A, FYO Acopio S.A, Panamerican Mall S.A, Fibesa S.A, Arcos del Gourmet S.A; all maturing after April 2023.

Submission of income tax presentation - IRSA

Dated November 15, 2021 IRSA CP hereinafter "the taxpayer", which according to what is detailed in the Note. 4.1 has been absorbed by IRSA, filed to the Argentine Tax Authority the income tax for the fiscal year ended June 30, 2021 applying the systemic and comprehensive inflation adjustment mechanism as detailed: restating tax amortizations according to articles 87 and 88; updating the computable cost of real estate acquired or built prior to July 1, 2018 and sold in this fiscal year under the terms of article 63; updating the loss of the fiscal period 2018, until the limit of the tax result of the exercise, following the methodology provided in article 25 and updating the costs of inventories as established in article 59, all articles mentioned belong to the income tax law (ordered text in 2019).

The non-application of the aforementioned mechanisms would have implied that the tax to be paid amounted to ARS 1,377, in this way the effective rate to be paid would have consumed a substantial portion of the income obtained by the taxpayer exceeding the reasonable limit of taxation, being configured in the opinion of the taxpayer and his tax and legal advisors an assumption of confiscation, an assumption that at the date of issuance of these financial statements has not been validated or challenged by the Argentine Tax Authority or by higher courts. Together with the aforementioned income tax presentation, a multinote form was presented in which the application of the mechanisms was reported, arguing that the effective tax rate would represent a percentage that would exceed the reasonable limits of taxation, setting up a situation of confiscation, in violation of art. 17 of the National Constitution (according to doctrine of the judgment "Candy S.A. c/AFIP and another a/ protection action", judgment of 07/03/2009, Judgments 332:1571, and subsequent precedents).

The aforementioned legal doctrine of the national supreme court is fully applicable to the particular case of IRSA, since the application of the regulations that do not allow the application of the integral and systematic inflation adjustment would prevent, as happened in the "Candy case", recognizing the totality of the inflationary effect in its tax balance causing the company to pay taxes on fictitious income.

Notwithstanding what is detailed in the previous paragraph, and given the existing background, the taxpayer timely determined and accounted for the income tax for the fiscal year ended June 30, 2021 without considering the aforementioned adjustment mechanisms, considering that , in the opinion of their tax advisors, the Argentine Tax Authority could challenge the presentation and said challenge could be validated by higher courts because there is no uniform jurisprudence to date that irrefutably validates the taxpayer's position. In this sense, after the merger process detailed in Note 4.1, the IRSA´s Board of Directors has reassessed, together with its tax advisors, the characteristics of the presentation, the existing background and the analysis that the taxpayer made in a timely manner, having concluded in the same sense and therefore it has decided to keep the liability accounted for, which at the closing date of these financial statements with the computation of accrued interest amounts to ARS 1,743, and is disclosed in the item Income tax liabilities in the Consolidated Statements of Financial Position. As of the date of issuance of these financial statements, the Company has not received any challenge or formal rejection by the Tax Authority.

The details of the provision for the Group’s income tax, is as follows:

	06.30.2022	06.30.2021	06.30.2020
Current income tax	(18,362)	(3,160)	(1,830)
Deferred income tax	16,385	(42,657)	(17,431)
MPIT	-	-	(332)
Income tax	(1,977)	(45,817)	(19,593)

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2022, 2021 and 2020:

	06.30.2022	06.30.2021	06.30.2020
Tax calculated at the tax rates applicable to profit in the respective countries	(19,055)	(7,460)	(24,060)
Permanent differences:
Tax inflation adjustment	(16,495)	(20,253)	(10,062)
Share of (profit)/ loss t of associates and joint ventures	(242)	(2,124)	2,458
Result from sale of participation in subsidiaries	(328)	185	-
Unrecognized tax loss carry-forwards	-	(8,468)	(6,981)
Expiration of tax loss carry-forwards	-	-	(2)
Recognition of deferred taxes	-	2,232	-
Fiscal transparency	(1,269)	579	-
Recovery of unrecognized tax loss carry-forwards	9,565	-	-
Change of tax rate	-	(23,463)	7,100
Non-taxable profit	(385)	(156)	2,538
Non-deductible expenses	184	(89)	-
Others	418	(89)	-
Inflation adjustment permanent difference	25,630	13,289	9,416
Income tax from continuing operations	(1,977)	(45,817)	(19,593)

Deferred tax assets and liabilities of the Group as of June 30, 2022 and 2021 will be recovered as follows:

	06.30.2022	06.30.2021
Deferred income tax assets to be recovered after more than 12 months	2,331	3,030
Deferred income tax assets to be recovered within 12 months	3,067	6,778
Deferred income tax assets	5,398	9,808
Deferred income tax liabilities to be recovered after more than 12 months	(109,268)	(132,442)
Deferred income tax liabilities to be recovered within 12 months	(12,313)	(11,403)
Deferred income tax liabilities	(121,581)	(143,845)
Total deferred income tax liabilities, net	(116,183)	(134,037)

 The movement in the deferred income tax assets and liabilities during the years ended June 30, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Business combinations and reclassification to other assets held for sale	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	Deconsolidation	At the end
June 30, 2022
Assets
Trade and other payables	1,290	-	-	239	-	-	1,529
Tax loss carry-forwards	4,890	-	(1,117)	(2,271)	-	-	1,502
Others	3,628	-	(549)	(712)	-	-	2,367
Subtotal assets	9,808	-	(1,666)	(2,744)	-	-	5,398
Liabilities
Investment properties and property, plant and equipment	(107,423)	-	2,467	4,102	(374)	-	(101,228)
Biological assets	(4,380)	-	643	1,021	-	-	(2,716)
Trade and other receivables	(579)	-	-	3	-	-	(576)
Investments	(11)	-	-	(40)	-	-	(51)
Intangible assets	(123)	-	-	(557)	-	-	(680)
Tax inflation adjustment	(30,668)	-	-	15,957	-	-	(14,711)
Borrowings	1,768	-	-	(1,597)	-	-	171
Inventories	(1,481)	-	384	(183)	-	-	(1,280)
Others	(948)	-	15	423	-	-	(510)
Subtotal liabilities	(143,845)	-	3,509	19,129	(374)	-	(121,581)
Assets/ (Liabilities), net	(134,037)	-	1,843	16,385	(374)	-	(116,183)

	At the beginning	Business combinations and reclassification to other assets held for sale	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	Deconsolidation	At the end
June 30, 2021
Assets
Trade and other payables	13,210	-	3,949	(92)	-	(15,777)	1,290
Tax loss carry-forwards	23,477	-	3,957	(7,722)	-	(14,822)	4,890
Others	4,532	62	845	1,664	-	(3,475)	3,628
Subtotal assets	41,219	62	8,751	(6,150)	-	(34,074)	9,808
Liabilities
Investment properties and property, plant and equipment	(133,427)	-	(3,591)	(16,520)	(618)	46,733	(107,423)
Biological assets	(1,558)	-	187	(3,009)	-	-	(4,380)
Trade and other receivables	(2,109)	-	-	1,530	-	-	(579)
Investments	(230)	-	(2)	221	-	-	(11)
Intangible assets	(5,895)	-	(1,933)	275	-	7,430	(123)
Tax inflation adjustment	(15,454)	-	-	(15,214)	-	-	(30,668)
Borrowings	(1,971)	-	(779)	1,540	-	2,978	1,768
Inventories	(1,591)	-	(85)	195	-	-	(1,481)
Others	1,458	-	-	(5,072)	-	2,666	(948)
Subtotal liabilities	(160,777)	-	(6,203)	(36,054)	(618)	59,807	(143,845)
Assets/ (Liabilities), net	(119,558)	62	2,548	(42,204)	(618)	25,733	(134,037)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years, while in Israel they do not expire. Tax loss carry forward in Bolivia expire within 3 years Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%.

As of June 30, 2022, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.2022	Date of generation	Due date
Argentina	9	2017	2021
Argentina	130	2018	2022
Argentina	261	2019	2024
Argentina	441	2020	2025
Argentina	331	2021	2026
Argentina	747	2022	2027
Brazil	3,036	2011-2020	Do not expire
Total cumulative tax loss carry-forwards	4,955

The Group assesses the realizability of deferred income tax assets, by considering whether it is probable that some portion or all of the deferred income tax assets will not be realized. In order to make this assessment, Management considers the scheduled reversal of deferred income tax liabilities, projected business and tax planning strategies.

On this basis, it is estimated that as of June 30, 2022, all deferred tax assets and tax credits will be realized.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 6,384 and ARS 13,324 as of June 30, 2022 and 2021, respectively. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.